COMBINED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and Cash Equivalents	$ 4,934,426	$ 4,437,704
Accounts Receivable	9,395,022	5,187,182
Inventory	15,475	10,619
Prepaid Expenses	182,465	188,493
Risk Settlements Due from Providers	79,964	128,419
Due from Related Parties	273,505	109,539
Total Current Assets	14,880,857	10,061,956
Property and Equipment, net	4,796,382	3,454,219
Goodwill	10,067,730	5,577,030
Intangible Assets, net	8,575,235	5,043,021
Other Assets	182,944	194,748
Total Assets	38,503,148	24,330,974
CURRENT LIABILITIES
Current Maturities of Long-Term Debt, net	1,004,703	705,054
Accounts Payable	1,044,256	1,515,323
Due to Related Parties	38,888	20,457
Risk Settlements Due to Providers	642,946	443,653
Accrued Interest Payable	148,902	123,632
Accrued Expenses	2,572,188	529,082
Total Current Liabilities	5,451,883	3,337,201
Long-Term Debt, less current maturities, net	26,324,606	16,047,708
Total Liabilities	31,776,489	19,384,909
MEMBERS' EQUITY
Units (no par value, 200 authorized, issued and outstanding at December 31, 2020 and 2019)	223,100	223,100
Members' Equity	6,503,559	4,937,161
Total Members' Equity - controlling interest	6,726,659	5,160,261
Noncontrolling Interest		(214,196)
Total Members' Equity	6,726,659	4,946,065
Total Liabilities and Members' Equity	$ 38,503,148	$ 24,330,974